Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Current restricted cash	$ 357,953	$ 189,260	$ 155,810
SPL Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Current restricted cash	$ 357,953	$ 189,260